Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Operating Segment Information

3.1 Segment Revenue

	Year ended December 31, 2017			Year ended December 31, 2016			Year ended December 31, 2015
(in millions of Euros)	Segment revenue	Inter segment elimination	External revenue	Segment revenue	Inter segment elimination	External revenue	Segment revenue	Inter segment elimination	External revenue
P&ARP	2,812	(7)	2,805	2,498	(16)	2,482	2,748	(6)	2,742
A&T	1,335	(34)	1,301	1,302	(23)	1,279	1,355	(7)	1,348
AS&I	1,123	(5)	1,118	1,002	(9)	993	1,047	(13)	1,034
Holdings & Corporate(A)	13	—	13	(11)	—	(11)	29	—	29

Total	5,283	(46)	5,237	4,791	(48)	4,743	5,179	(26)	5,153

(A)	For the year ended December 31, 2017, Holdings & Corporate segment includes revenues from supplying metal to third parties.

Summary of Revenue by Product Line

3.2 Segment adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

(in millions of Euros)	Notes	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
P&ARP		202	201	183
A&T		133	103	103
AS&I		119	102	80
Holdings & Corporate		(23)	(29)	(23)

Adjusted EBITDA		431	377	343

Metal price lag(A)		22	4	(34)
Start-up and development costs (B)		(17)	(25)	(21)
Manufacturing system and process transformation costs		(2)	(5)	(11)
Wise integration and acquisition costs		—	(2)	(14)
Wise one-time costs (C)		—	(20)	(38)
Wise purchase price adjustment (D)	7	—	20	—
Share based compensation costs		(8)	(6)	(7)
Gains / (Losses) on pension plan amendments (E)	23	20	—	(5)
Depreciation and amortization	15, 16	(171)	(155)	(140)
Impairment	15	—	—	(457)
Restructuring costs		(4)	(5)	(8)
Unrealized gains/(losses) on derivatives	7	57	71	(20)
Unrealized exchange (losses) /gains from the remeasurement of monetary assets and liabilities—net	7	(4)	3	(3)
Losses on disposals		(3)	(10)	(5)
Other (F)		—	(1)	(6)

Income / (loss) from operations		321	246	(426)

Finance costs—net	9	(243)	(167)	(155)
Share of loss of joint-ventures		(29)	(14)	(3)

Income / (loss) before income tax		49	65	(584)

Income tax (expense) / benefit	10	(80)	(69)	32

Net loss		(31)	(4)	(552)

(A)	Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium revenues are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the period.
(B)	For the year ended December 31, 2017, start-up and development costs include mainly €16 million related to new projects in our AS&I operating segment. For the year ended December 31, 2016, start-up and development costs include €20 million related to Automotive Body Sheet growth projects.
(C)	For the year ended December 31, 2016, Wise one-time costs related to a one-time payment of €20 million, recorded as a reduction of revenues, in relation to the re-negotiation of payment terms, pass through of Midwest premium amounts and other pricing mechanisms in a contract with one of Wise’s customers. We entered into the re-negotiation of these terms in order to align the terms of this contract, acquired during the acquisition of Wise, with Constellium’s normal business terms.
(D)	The contractual price adjustment relating to the acquisition of Wise Metals Intermediate Holdings was finalized in 2016. We received a cash payment of €21 million and recorded a €20 million gain net of costs.
(E)	For the year ended December 31, 2017, amendments to certain Swiss pension plan, US pension plan and OPEB resulted in a €20 million net gain.
(F)	For the year ended December 31, 2017, other includes €3 million of legal fees and lump-sum payments in connection with the renegotiation of a new 5-year collective bargaining agreement offset by accrual reversals of unused provision related to one-time loss contingencies.

Summary of Revenue by Product Line

3.3 Revenue by product lines

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Packaging rolled products	2,146	2,003	2,205
Automotive rolled products	483	319	275
Specialty and other thin-rolled products	176	160	262
Aerospace rolled products	760	795	861
Transportation, Industry and other rolled products	541	484	487
Automotive extruded products	614	537	544
Other extruded products	504	456	490
Other	13	(11)	29

Total Revenue	5,237	4,743	5,153

Summary of Segment Capital Expenditures

3.4 Segment capital expenditures

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
P&ARP	(115)	(166)	(170)
A&T	(73)	(96)	(112)
AS&I	(83)	(84)	(60)
Holdings & Corporate	(5)	(9)	(8)

Capital expenditures—Property, plant and equipment	(276)	(355)	(350)

Summary of Segment Assets

3.5 Segment assets

Segment assets are comprised of total assets of Constellium by segment, less deferred income tax assets, cash and cash equivalents and other financial assets.

(in millions of Euros)	At December 31, 2017	At December 31, 2016
P&ARP	1,629	1,652
A&T	769	768
AS&I	449	390
Holdings & Corporate	252	212

Segment Assets	3,099	3,022

Unallocated:
Deferred income tax assets	164	252
Cash and cash equivalents	269	347
Other financial assets	179	166

Total Assets	3,711	3,787